Expense Example {- Fidelity Sustainable International Equity Fund} - NF_10.31 Fidelity International Sustainable Funds AMCIZ Combo PRO-01 - Fidelity Sustainable International Equity Fund	Feb. 09, 2022 USD ($)
Fidelity Advisor Sustainable International Equity Fund: Class A
Expense Example:
1 year	$ 700
3 years	1,123
Fidelity Advisor Sustainable International Equity Fund: Class M
Expense Example:
1 year	502
3 years	985
Fidelity Advisor Sustainable International Equity Fund: Class C
Expense Example:
1 year	308
3 years	809
Fidelity Advisor Sustainable International Equity Fund: Class I
Expense Example:
1 year	107
3 years	505
Fidelity Advisor Sustainable International Equity Fund: Class Z
Expense Example:
1 year	92
3 years	$ 465